Note 7 - Loss Per Share - Shares Used in Basic and Diluted Loss Per Common Share Computations (Details) - USD ($)	3 Months Ended				9 Months Ended				12 Months Ended
	Sep. 30, 2018		Sep. 30, 2017		Sep. 30, 2018		Sep. 30, 2017		Dec. 31, 2017		Dec. 31, 2016
Net loss available in basic and diluted calculation	$ (2,506,869)		$ (992,095)		$ (6,640,301)		$ (4,877,542)		$ (7,746,593)		$ (6,526,014)
Comprehensive loss	$ (2,506,869)		$ (992,095)		$ (6,640,301)		$ (4,877,542)		$ (7,746,593)		$ (6,524,513)
Weighted average common shares outstanding-basic (in shares)	13,252,605		6,232,761		12,178,285		6,283,567		6,362,989		2,823,345
Effect of diluted stock options, warrants and preferred stock (1) (in shares)		[1]		[1]		[1]		[1]		[2]		[2]
Weighted average common shares outstanding-basic (in shares)	13,252,605		6,262,761		12,178,285		6,283,567
Loss per common share - basic and diluted (in dollars per share)	$ (0.19)		$ (0.16)		$ (0.55)		$ (0.78)		$ (1.22)		$ (2.31)

[1]	The number of shares underlying options and warrants outstanding as of September 30, 2018 and September 30, 2017 are 6,768,151 and 3,866,849, respectively. The number of shares underlying the convertible debt as of September 30, 2018 is 5,047,700. The number of shares underlying the preferred stock as of September 30, 2018 is 79,246. The effect of the shares that would be issued upon exercise of such options, warrants, convertible debt and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.
[2]	The number of shares underlying options and warrants outstanding as of December 31, 2017 and December 31, 2016 are 4,716,240 and 1,036,744, respectively. The number of shares underlying the preferred stock as of December 31, 2017 is 79,246 for Series B Convertible and 647,819 for Series C Convertible. The effect of the shares that would be issued upon exercise of such options, warrants and preferred stock has been excluded from the calculation of diluted loss per share because those shares are anti-dilutive.